STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9%
Advertising - .9%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	515,000	[c]	543,843
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	415,000	[c]	437,551
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	270,000	[c]	279,878
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	330,000	[c]	346,106
National CineMedia, Sr. Scd. Notes		5.88	4/15/2028	100,000	[c]	98,396
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	606,000	[c]	656,792
					2,362,566
Aerospace & Defense - .5%
TransDigm, Gtd. Notes		4.88	5/1/2029	485,000	[c]	490,214
TransDigm, Gtd. Notes		5.50	11/15/2027	70,000		73,063
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	750,000	[c]	812,467
					1,375,744
Airlines - .8%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	565,000	[c]	709,781
American Airlines Group, Gtd. Notes		3.75	3/1/2025	765,000	[c]	705,839
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	245,000	[c]	263,341
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	250,000	[c]	259,062
					1,938,023
Automobiles & Components - 1.6%
American Axle & Manufacturing, Gtd. Notes		6.88	7/1/2028	600,000		656,154
Clarios Global, Gtd. Notes		8.50	5/15/2027	1,025,000	[c]	1,118,736
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	980,000	[c]	1,059,738
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	175,000		195,675
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	390,000		481,317
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	445,000	[c]	462,177
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	215,000	[c]	246,746
					4,220,543
Building Materials - .7%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	235,000	[c]	252,517
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	945,000	[c]	981,949
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	285,000	[c]	345,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Building Materials - .7% (continued)
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	140,000	[c]	153,381
					1,733,469
Chemicals - 2.0%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	458,134
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	345,000	[c]	352,131
CVR Partners, Scd. Notes		9.25	6/15/2023	62,000	[c]	62,285
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	745,000	[c]	807,595
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	311,000	[c]	317,764
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	860,000	[c,d]	985,549
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	480,000	[c]	481,570
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	325,000	[c]	332,779
Venator Finance, Gtd. Notes		5.75	7/15/2025	295,000	[c]	290,925
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	865,000	[c]	975,365
					5,064,097
Collateralized Loan Obligations Debt - 42.1%
Adagio VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c,d]	3,504,105
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		7.57	1/15/2033	3,000,000	[c,d]	3,010,857
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[c,d]	2,476,813
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c,d]	1,760,029
Blackrock European VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c,d]	2,345,857
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		7.95	8/20/2032	2,250,000	[c,d]	2,254,324
Cairn VI CLO, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[c,d]	3,207,473
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c,d]	4,853,744
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[c,d]	2,358,743
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03% @ Floor	EUR	8.03	1/16/2033	1,000,000	[c,d]	1,129,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Collateralized Loan Obligations Debt - 42.1% (continued)
Contego VII CLO, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[c,d]	4,167,103
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.29	10/20/2032	3,000,000	[c,d]	2,987,346
CVC Cordatus Loan Fund XIV CLO, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c,d]	3,555,891
Dryden 66 Euro CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c,d]	2,323,764
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		7.81	8/15/2032	2,500,000	[c,d]	2,491,310
Greywolf II CLO, Ser. 2013-1, Cl. A, 3 Month LIBOR +7.05%		7.23	4/15/2034	2,000,000	[c,d]	1,975,974
Jamestown XIV CLO, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		7.23	10/20/2032	3,000,000	[c,d]	3,002,247
KKR 24 CLO, Ser. 24, CI. E, 3 Month LIBOR +6.38%		6.57	4/20/2032	2,690,000	[c,d]	2,657,131
KKR 27 CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		7.08	10/15/2032	3,000,000	[c,d]	3,002,244
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		8.08	1/15/2029	4,000,000	[c,d]	3,969,624
MidOcean Credit X CLO, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		7.61	10/23/2032	4,000,000	[c,d]	3,974,072
Northwoods Capital 20 CLO, Ser. 2019-20A, Cl. ER, 3 Month LIBOR +7.85%		8.03	1/25/2032	2,437,500	[c,d]	2,440,025
Northwoods Capital 25 CLO, Ser. 2021-25A, CI. E, 3 Month LIBOR +7.14% @ Floor		7.14	7/20/2034	3,000,000	[c,d]	2,880,000
Ocean Trails VI CLO, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		7.63	7/15/2028	1,500,000	[c,d]	1,503,997
Octagon Investment Partners 20-R CLO, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		6.97	5/12/2031	4,000,000	[c,d]	3,978,116
Purple Finance 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c,d]	2,966,427
Purple Finance 2 CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c,d]	2,672,522
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	1/20/2033	2,000,000	[c,d]	2,355,798
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, 3 Month LIBOR +6.47%		6.62	7/15/2034	4,750,000	[c,d]	4,657,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Collateralized Loan Obligations Debt - 42.1% (continued)
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		6.73	4/15/2031	3,000,000	[c,d]	2,982,285
Toro European 3 CLO, Ser. 3A, CI. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c,d]	3,535,746
Toro European 6 CLO, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c,d]	1,611,517
Toro European 6 CLO, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c,d]	3,219,324
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.23	7/20/2032	2,100,000	[c,d]	2,096,104
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.14	11/26/2032	1,750,000	[c,d]	1,713,252
Venture 39 CLO, Ser. 2021-39A, Cl. E, 3 Month LIBOR +7.63%		7.81	4/15/2033	2,350,000	[c,d]	2,355,588
Venture 41 CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		7.91	1/20/2034	2,000,000	[c,d]	2,001,164
Wellfleet X CLO, Ser. 2019-XA, Cl. DR, 3 Month LIBOR +6.61%		6.78	7/20/2032	4,000,000	[c,d]	3,974,468
					107,951,810
Collateralized Loan Obligations Equity - 4.4%
Blackrock European VIII CLO, Ser. 8A, Cl. SUB	EUR	3.25	7/20/2032	1,425,000	[c,e]	1,267,688
BlueMountain Fuji III CLO, Ser. 3A, CI. SUB	EUR	8.65	1/15/2031	3,000,000	[c,e]	2,422,754
KVK CLO, Ser. 2016-1A, CI. SUB		39.04	1/15/2029	10,000,000	[c,e]	4,513,280
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		28.89	1/20/2029	5,000,000	[c,e]	2,298,290
Providus II CLO, Ser. 2A, Cl. SUB	EUR	6.85	7/15/2031	1,000,000	[c,e]	792,938
					11,294,950
Commercial & Professional Services - 1.9%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	745,000	[c]	758,075
APX Group, Sr. Scd. Notes		6.75	2/15/2027	550,000	[c]	587,188
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	600,000		836,682
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	155,000	[c]	155,966
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	559,135
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,035,000	[c]	986,490
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	100,000	[c]	120,751
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	812,179
					4,816,466

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Consumer Discretionary - 3.3%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,111,000	[c]	1,184,543
AMC Entertainment Holdings, Scd. Notes		12.00	6/15/2026	143,100	[c]	146,678
AMC Entertainment Holdings, Sr. Scd. Notes		10.50	4/15/2025	55,000	[c]	59,785
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	465,100
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	25,000	[c]	25,997
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,010,000	[c]	1,239,373
Boyd Gaming, Sr. Unscd. Notes		4.75	6/15/2031	315,000	[c]	327,206
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	465,000	[c]	517,754
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	365,000	[c]	480,315
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	240,000	[c]	251,700
Cinemark USA, Gtd. Notes		5.88	3/15/2026	330,000	[c]	346,376
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	330,000	[c]	337,877
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	330,000	[c]	457,394
Everi Holdings, Gtd. Notes		5.00	7/15/2029	225,000		225,000
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	367,980
NCL, Gtd. Notes		5.88	3/15/2026	280,000	[c]	293,920
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	365,000		349,152
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	275,000	[c]	288,351
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	260,000	[c]	315,232
Scientific Games International, Gtd. Notes		7.25	11/15/2029	237,000	[c]	267,963
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	606,657
					8,554,353
Diversified Financials - 2.1%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	450,000	[c]	468,562
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	330,000	[c]	482,588
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	1/15/2028	350,000	[c,d]	426,488
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	875,000	[c]	906,412
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	656,686
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	500,000	[c]	618,519
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		674,814
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	35,000	[c]	34,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Diversified Financials - 2.1% (continued)
Nationstar Mortgage Holdings, Gtd. Notes	5.50	8/15/2028	790,000	[c]	798,003
Nationstar Mortgage Holdings, Gtd. Notes	6.00	1/15/2027	235,000	[c]	243,996
				5,310,963
Energy - 5.2%
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	320,000	[c]	337,178
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	545,000	[c]	568,460
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	200,000	[c]	224,180
Antero Resources, Gtd. Notes	5.38	3/1/2030	160,000	[c]	163,501
Antero Resources, Gtd. Notes	7.63	2/1/2029	330,000	[c]	366,729
Antero Resources, Gtd. Notes	8.38	7/15/2026	149,000	[c]	169,674
Apache, Sr. Unscd. Notes	5.10	9/1/2040	306,000		320,917
Archrock Partners, Gtd. Notes	6.25	4/1/2028	470,000	[c]	491,578
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	1,006,762
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	185,000	[c]	200,725
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	225,000	[c]	230,409
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	35,000	[c]	36,022
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	1,030,000	[c]	1,080,212
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	285,000	[c]	299,707
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	185,000	[c]	192,001
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	170,000		184,039
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	229,174
Genesis Energy, Gtd. Notes	6.25	5/15/2026	750,000		753,375
Genesis Energy, Gtd. Notes	6.50	10/1/2025	48,000		48,577
Genesis Energy, Gtd. Notes	7.75	2/1/2028	210,000		217,308
Genesis Energy, Gtd. Notes	8.00	1/15/2027	220,000		231,412
Indigo Natural Resources, Sr. Unscd. Notes	5.38	2/1/2029	780,000	[c]	816,106
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	205,000		216,267
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	20,000		22,020
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	200,000		235,556
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	167,000		195,208

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Energy - 5.2% (continued)
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	210,000		251,351
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	430,000		542,355
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	740,000		990,634
PDC Energy, Gtd. Notes		5.75	5/15/2026	280,000		292,860
Precision Drilling, Gtd. Notes		6.88	1/15/2029	105,000	[c]	108,281
Precision Drilling, Gtd. Notes		7.13	1/15/2026	390,000	[c]	402,494
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	590,000		625,400
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	155,000		175,359
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	1,040,000		1,113,091
					13,338,922
Environmental Control - .1%
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	335,000	[c]	347,006
Food Products - .2%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	465,000	[c]	501,358
Food Service - .1%
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	206,000	[c]	223,621
Forest Products & Paper - .4%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	600,000	[d]	713,302
SPA Holdings 3, Sr. Scd. Bonds		4.88	2/4/2028	395,000	[c]	399,325
					1,112,627
Health Care - 3.3%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	1,260,000	[c]	1,192,275
Bausch Health, Gtd. Notes		5.25	1/30/2030	205,000	[c]	190,906
Bausch Health, Gtd. Notes		6.25	2/15/2029	105,000	[c]	103,982
Bausch Health, Gtd. Notes		7.25	5/30/2029	520,000	[c]	532,847
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	158,000	[c]	161,911
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	440,000	[c]	451,550
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	240,000	[c]	292,068
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	340,000	[c]	480,904
Community Health Systems, Scd. Notes		6.13	4/1/2030	480,000	[c]	487,800
Community Health Systems, Scd. Notes		6.88	4/15/2029	305,000	[c]	320,062
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	230,000	[c]	231,150
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	226,000	[c]	239,275
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	190,000	[c]	230,119
LifePoint Health, Gtd. Notes		5.38	1/15/2029	250,000	[c]	244,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Health Care - 3.3% (continued)
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	245,000		292,361
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	590,000	[c]	608,555
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	381,000	[c]	416,909
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	210,000	[c]	226,341
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	325,000	[c]	352,264
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	205,000	[c]	209,619
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	330,000	[c]	363,337
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	435,000	[c]	464,793
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	318,725
					8,411,857
Industrial - 1.5%
Bombardier, Sr. Unscd. Notes		7.13	6/15/2026	310,000	[c]	324,957
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	205,000	[c]	214,482
Gates Global, Gtd. Notes		6.25	1/15/2026	705,000	[c]	740,877
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	595,000	[c]	647,824
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	315,000		369,763
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,252,091
VM Consolidated, Gtd. Notes		5.50	4/15/2029	290,000	[c]	296,107
					3,846,101
Information Technology - .4%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	180,000	[c]	226,769
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63% @ Floor	EUR	4.63	5/15/2028	300,000	[d]	361,061
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	455,000	[c]	466,944
					1,054,774
Insurance - .9%
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	220,000	[c]	231,491
AmWINS Group, Gtd. Notes		7.75	7/1/2026	940,000	[c]	998,891
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	985,000	[c]	1,052,468
					2,282,850
Internet Software & Services - .6%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	700,000	[c]	693,983
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	165,000	[c]	201,577
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	695,000	[c]	697,488
					1,593,048
Materials - 2.2%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	320,000	[c]	389,989
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	610,000	[c]	641,769
Graham Packaging, Gtd. Notes		7.13	8/15/2028	490,000	[c]	529,352

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Materials - 2.2% (continued)
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	310,000	[c]	331,309
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	460,000	[c]	508,070
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	255,000	[c]	265,171
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,645,000	[c]	1,615,390
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,135,000	[c]	1,236,878
					5,517,928
Media - 1.2%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	1,126,869
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	140,000	[c]	90,832
DISH DBS, Gtd. Notes		7.38	7/1/2028	265,000		285,506
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	759,000	[c]	798,472
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	328,580	[c]	398,803
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	178,288	[c]	216,390
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	210,000	[c]	224,963
					3,141,835
Metals & Mining - .5%
Arconic, Scd. Notes		6.13	2/15/2028	435,000	[c]	467,936
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	400,000	[c]	402,000
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	353,000	[c]	376,386
Kaiser Aluminum, Gtd. Notes		4.50	6/1/2031	40,000	[c]	41,117
					1,287,439
Real Estate - 1.1%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes		4.63	6/15/2029	125,000	[c]	123,419
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	572,000	[c]	675,217
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,050,000	[c]	1,069,687
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	240,000	[c]	248,568
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	340,000	[c]	356,575
XHR, Sr. Scd. Notes		4.88	6/1/2029	300,000	[c]	310,125
					2,783,591
Retailing - 4.5%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	715,000	[c]	733,851
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	480,000	[c]	484,296
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	505,000		477,546
Park River Holdings, Gtd. Notes		5.63	2/1/2029	605,000	[c]	589,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.9% (continued)
Retailing - 4.5% (continued)
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	463,000	[c]	469,748
Punch Finance, Sr. Scd. Bonds	GBP	6.13	6/30/2026	195,000	[c]	273,634
SRS Distribution, Gtd. Notes		6.13	7/1/2029	455,000	[c]	469,301
Staples, Sr. Scd. Notes		7.50	4/15/2026	560,000	[c]	580,720
Staples, Sr. Unscd. Notes		10.75	4/15/2027	740,000	[c]	754,485
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	4,000,000		5,580,050
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	695,000	[c]	744,786
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	444,000	[c]	460,965
					11,618,879
Technology Hardware & Equipment - .6%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	650,000	[c]	809,525
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	410,000	[c]	432,037
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	375,000		384,375
					1,625,937
Telecommunication Services - 2.1%
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	209,408
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	570,000	[c]	730,434
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	340,000	[c]	378,255
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	650,000	[c]	684,635
CommScope, Gtd. Notes		8.25	3/1/2027	305,000	[c]	326,365
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	1,042,879
Intrado, Gtd. Notes		8.50	10/15/2025	800,000	[c]	783,000
Plantronics, Gtd. Notes		4.75	3/1/2029	820,000	[c]	815,096
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	218,000	[c]	222,856
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	280,000	[c]	298,995
					5,491,923
Utilities - .7%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	650,000	[c]	648,050
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		531,436
Pike, Gtd. Notes		5.50	9/1/2028	505,000	[c]	526,642
					1,706,128
Total Bonds and Notes (cost $205,135,641)				220,508,808

Floating Rate Loan Interests - 43.3%
Advertising - .8%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		4.00	12/4/2024	354,905	[d]	355,102

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Advertising - .8% (continued)
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	51,610	[d]	51,739
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		6.00	10/28/2027	425,778	[d]	430,911
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.69	8/21/2026	395,752	[d]	386,848
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	195,107	[d]	190,047
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	105,984	[d]	105,984
Summer BC Holdco B, Term Loan, 1 Month LIBOR +4.50%		5.25	12/25/2026	570,605	[d]	571,438
					2,092,069
Airlines - .5%
American Airlines, 2017 Replacement Class Term Loan B, 1 Month LIBOR +2.00%		2.07	12/14/2023	160,746	[d]	157,191
American Airlines, 2018 Replacement Term Loan, 1 Month LIBOR +1.75%		1.85	6/27/2025	118,776	[d]	114,174
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.85	1/29/2027	547,020	[d]	524,207
American Airlines, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	399,327	[d]	416,823
					1,212,395
Building Materials - .9%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[d]	1,187,143
LSF10 XL Bidco, Facility Term Loan B-4, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	4/9/2028	1,000,000	[d]	1,183,159
					2,370,302
Chemicals - 3.0%
Aruba Investments Holdings, First Lien Euro Term Loan B-1, 6 Month EURIBOR +4.00% @ Floor	EUR	4.00	11/24/2027	997,500	[d]	1,188,700
ColourOZ Investment 1 GmbH, New First Lien Initial Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	148,750	[d]	175,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Chemicals - 3.0% (continued)
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	122,253	[d]	130,466
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2021	1,688,579	[d]	1,686,477
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	279,142	[d]	278,795
ColourOZ Investment 2, Second Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2022	2,081,234	[d]	1,862,059
Flint Group GmbH, First Lien Euro Term Loan B-5, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	843,209	[d]	996,401
Flint Group GmbH, First LienTerm Loan B-8, 3 Month LIBOR +4.25%		5.25	9/7/2021	491,172	[d]	490,561
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	312,466	[d]	313,638
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.86	10/16/2025	395,893	[d]	397,873
Sparta US HoldCo, Term Loan, 1 Month LIBOR +3.50%		4.25	4/30/2028	194,864	[d]	195,351
					7,716,096
Commercial & Professional Services - 4.4%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	153,798	[d]	155,528
APX Group, Term Loan, 3 Month PRIME +4.00%		7.25	12/31/2025	426,877	[d]	428,745
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	221,520	[d]	204,303
Axiom Global, Initial Term Loan, 1-3 Month LIBOR +4.75%		5.50	10/1/2026	4,925,000	[d]	4,962,227
Boels Topholding, Facility Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	2/5/2027	1,000,000	[d]	1,182,454
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.85	2/7/2026	67,794	[d]	67,518
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	198,958	[d]	200,451
Employbridge, Refinancing Term Loan, 1 Month LIBOR +4.50%		5.50	4/18/2025	344,138	[d]	344,623
Galileo Global Education, Second Lien Term Loan, 1 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,185,750

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Commercial & Professional Services - 4.4% (continued)
Praesidiad, Facility B Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/4/2024	1,000,000	[d]	1,000,477
Sabre GLBL, 2020 Other Term Loan B, 1 Month LIBOR +4.00%		4.75	12/17/2027	77,908	[d]	78,525
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	188,809	[d]	183,932
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.50%		4.00	6/30/2028	169,725	[d]	169,795
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.50%		4.00	6/30/2028	31,987	[d]	32,000
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.10	8/27/2025	491,182	[d]	493,112
WW International, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	4/13/2028	480,392	[d]	482,393
					11,171,833
Consumer Discretionary - 4.1%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.65	2/10/2027	279,986	[d]	280,642
AMC Entertainment Holdings, Term Loan B-1, 3 Month LIBOR +3.00%		3.18	4/22/2026	245,605	[d]	231,405
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	169,130	[d]	167,897
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	30,079	[d]	31,282
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.60	7/20/2025	273,930	[d]	275,128
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00% @ Floor	EUR	2.00	9/23/2022	1,946,407	[d]	2,130,090
Crown Finance US, Initial Dollar Tranche Term Loan, 6 Month LIBOR +2.50%		3.50	2/28/2025	377,655	[d]	333,774
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.35	12/12/2025	406,939	[d]	407,855
Freshworld Holding IV GmbH, Facility Term Loan B-2, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	10/2/2026	1,000,000	[d]	1,184,511
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	16,448	[d]	18,422
Raptor Acquisition, Term Loan B, 1 Month LIBOR +4.00%		4.75	11/1/2026	261,969	[d]	262,733
Silk Bidco, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	3.75	2/22/2025	1,000,000	[d]	1,109,198
Stage Entertainment, Facility Term Loan B-2, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	5/2/2026	1,000,000	[d]	1,128,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Consumer Discretionary - 4.1% (continued)
Tecta America, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		5.00	4/9/2028	759,699	[d]	762,073
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.10	1/25/2024	139,002	[d]	134,189
Vacalians Holding, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	11/30/2025	1,000,000	[d]	1,112,631
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	677,834	[d]	663,782
William Morris Endeavor, New Term Loan B-1, 1 Month LIBOR +2.75%		2.86	5/18/2025	257,927	[d]	253,817
					10,487,967
Consumer Staples - .2%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.25	12/22/2026	573,763	[d]	570,475
Diversified Financials - .2%
Paysafe Holdings US, Facility Term Loan B-1, 1 Month LIBOR +2.75%		3.25	6/24/2028	85,292	[d]	84,972
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		4.16	2/18/2027	277,200	[d]	278,032
					363,004
Electronic Components - .5%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	138,417	[d]	138,764
IDEMIA Identity & Security France, Term Loan B-3, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	1/10/2026	1,000,000	[d]	1,189,527
					1,328,291
Energy - .7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	255,999	[d]	252,066
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.09	5/29/2025	296,921	[d]	290,372
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.35	7/18/2025	203,509	[d]	196,725
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	654,573	[d]	658,668

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Energy - .7% (continued)
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	344,405	[d]	331,122
					1,728,953
Environmental Control - .1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	210,784	[d]	209,894
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	147,172	[d]	146,590
					356,484
Food Products - 1.6%
CJ Foods, Term Loan, 2 Month LIBOR +6.00%		7.00	3/5/2027	2,474,937	[d]	2,476,484
Labeyrie Fine Foods, Facility Term Loan B, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[d]	1,188,216
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		5.00	6/8/2028	459,027	[d]	461,322
					4,126,022
Forest Products & Paper - .1%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	3/18/2028	336,509	[d]	338,298
Health Care - 6.0%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	304,450	[d]	300,696
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.25	8/30/2024	327,115	[d]	327,991
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.60	9/26/2024	171,125	[d]	171,131
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.85	8/15/2025	37,188	[d]	37,356
Auris Luxembourg III, Facility Term Loan B-1, 6 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/21/2026	1,000,000	[d]	1,179,021
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.85	2/21/2026	510,777	[d]	506,104
Baart Programs, Delayed Draw Term Loan, 1 Month LIBOR +5.00%		6.25	6/11/2027	250,000	[d,f]	247,500
Baart Programs, Term Loan, 1 Month LIBOR +5.00%		6.25	6/11/2027	1,000,000	[d]	995,000
Cerebro Bidco GmbH, Facility Term Loan B-1, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	12/11/2027	633,857	[d]	755,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Health Care - 6.0% (continued)
Cerebro BidCo GmbH, Facility Term Loan B-2, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	12/11/2027	366,143	[d]	436,598
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +3.75%		3.85	11/4/2026	191,298	[d]	191,726
eResearchTechnology, First Liem Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	155,186	[d]	156,084
Financiere Verdi I, Facility Term Loan B, 3 Month SONIA +4.50%	GBP	4.55	4/15/2028	1,500,000	[d]	2,065,094
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	344,433	[d]	346,155
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%		5.75	10/2/2025	179,100	[d]	180,107
Hera, Facility Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[d]	2,315,841
IWH UK Midco, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/1/2025	1,500,000	[d]	1,775,299
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.35	8/31/2026	608,162	[d]	609,613
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	51,610	[d]	51,868
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	800,000	[d]	810,000
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.85	3/31/2027	173,218	[d]	173,037
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/15/2025	278,072	[d]	279,251
Pluto Acquisition I, 2021 First Lien Term Loan, 1 Month LIBOR +4.00%		4.10	6/20/2026	87,640	[d]	87,832
Radnet Management, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		3.75	4/23/2028	64,368	[d]	64,448
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	442,610	[d]	444,996
Tivity Health, Term Loan B, 1 Month LIBOR +4.25%		4.35	6/24/2028	78,060	[d]	78,353
US Anesthesia Partners, First Lien Initial Term Loan, 6 Month LIBOR +3.00%		4.00	6/23/2024	297,350	[d]	295,700

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Health Care - 6.0% (continued)
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	386,659	[d]	388,410
					15,271,039
Industrial - 3.0%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	219,405	[d]	216,148
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/17/2028	233,960	[d]	233,375
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 3-6 Month LIBOR +3.50%		4.50	3/7/2025	112,439	[d]	112,615
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	4,943,867	[d]	4,915,019
Radar Bidco, Initial Term Loan, 6 Month EURIBOR +9.00% @ Floor	EUR	9.00	12/16/2024	1,050,556	[d]	1,274,659
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.17	3/28/2025	347,365	[d]	342,062
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	265,203	[d]	242,661
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	119,310	[d]	119,758
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%		5.10	7/11/2025	274,374	[d]	254,330
					7,710,627
Information Technology - 4.0%
AI Avocado, Facility Term Loan B-4, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/18/2024	946,081	[d]	1,124,093
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	125,821	[d]	126,037
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.41	2/11/2026	131,035	[d]	131,567
Boxer Parent, 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%		3.85	10/2/2025	654,979	[d]	652,052
Boxer Parent, 2021 Replacement EURO Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/2/2025	996,131	[d]	1,185,521
Concorde Lux, Term Loan B, 6 Month EURIBOR +4.00% @ Floor	EUR	4.00	3/1/2028	1,000,000	[d]	1,187,973
CT Technologies, Retired Initial Term Loan, 1 Month LIBOR +5.00%		6.00	12/16/2025	153,263	[d]	153,810
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.10	10/16/2026	430,460	[d]	431,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Information Technology - 4.0% (continued)
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.10	2/16/2029	200,000	[d]	202,334
Ecl Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	170,000	[d]	174,038
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	725,683	[d]	715,458
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	176,515	[d]	177,146
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	174,352	[d]	173,844
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	480,385	[d]	481,819
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.35	12/1/2024	265,203	[d]	263,132
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.44	5/18/2025	362,694	[d]	363,021
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%		8.50	4/27/2025	1,870,848	[d,f]	1,875,525
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%		8.50	12/27/2024	541,313	[d,f]	542,666
Thoughtworks, Initial Term Loan, 1 Month LIBOR +3.25%		3.75	3/26/2028	82,398	[d]	82,529
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.86	7/3/2026	255,579	[d]	255,259
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%		7.50	5/3/2027	10,045	[d]	10,250
					10,309,610
Insurance - 2.9%
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		5.35	2/3/2028	1,083,367	[d]	1,093,524
Hestia Holding, Facility Term Loan B-1, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	6/1/2027	1,000,000	[d]	1,191,679
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.60	2/28/2025	576,177	[d]	575,820
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%		3.85	9/3/2026	773,312	[d]	773,045

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Insurance - 2.9% (continued)
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%		5.25	9/3/2026	7,086	[d]	7,114
Selectquote, Initial Term Loan, 1 Month LIBOR +5.00%		5.75	11/5/2024	3,823,529	[d,g]	3,842,647
					7,483,829
Internet Software & Services - 2.8%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%		4.25	2/10/2028	410,000	[d]	408,803
Infinitas Learning, Facility Term Loan B-4, 6 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/3/2024	2,000,000	[d]	2,373,729
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%		4.92	4/1/2028	130,000	[d]	130,731
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	4/1/2028	2,000,000	[d]	2,381,377
Proofpoint, Term Loan, 1 Month LIBOR +3.25%		3.75	6/10/2028	488,687	[d]	486,551
PUG, USD Term Loan B, 1 Month LIBOR +3.50%		3.60	2/13/2027	557,829	[d]	546,675
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		3.10	9/28/2023	170,000	[d]	170,000
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.69	12/21/2025	734,925	[d]	735,388
					7,233,254
Materials - 2.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.64	7/31/2025	430,712	[d]	428,740
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	12/1/2027	79,419	[d]	79,704
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.00	10/19/2023	173,187	[d]	173,647
Graham Packaging, New Term Loan, 1 Month LIBOR +3.00%		3.75	8/4/2027	87,465	[d]	87,490
IFCO Management GmbH, Facility Term Loan B-1A, 6 Month EURIBOR +3.25% @ Floor	EUR	3.25	5/31/2026	1,000,000	[d]	1,183,675
LABL, Facility Euro Term Loan B, 1 Month EURIBOR +4.25% @ Floor	EUR	4.25	7/2/2026	2,000,000	[d]	2,376,682
MAR Bidco, USD Term Loan, 1 Month LIBOR +4.25%		4.75	4/21/2028	110,330	[d]	111,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Materials - 2.1% (continued)
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%		3.35	4/3/2024	111,835	[d]	109,345
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%		4.50	11/3/2025	274,655	[d]	274,895
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	489,136	[d]	485,570
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	158,531	[d]	158,729
					5,469,496
Media - 1.9%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		3.84	3/1/2025	211,738	[d]	211,297
Gamma Infrastructure III, Facility Term Loan B, 1 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	1,000,000	[d]	1,181,677
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	129,402	[d]	129,661
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	213,411	[d]	218,379
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,959,799	[d]	2,254,837
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	765,300	[d]	765,460
					4,761,311
Metals & Mining - .0%
American Rock Salt, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	6/11/2028	98,540	[d]	98,910
Retailing - 1.4%
BBD Bidco, Facility Term Loan B-1, 1 Month GBPLIBOR +4.75%	GBP	4.81	11/7/2026	1,000,000	[d]	1,380,948
Great Outdoors Group, Term Loan B-1, 6 Month LIBOR +4.25%		5.00	3/5/2028	594,440	[d]	597,321
LBM Acquisition, Amendment No. 1 Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	265,403	[d]	263,578
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	132,701	[d,f]	131,789

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Retailing - 1.4% (continued)
LBM Acquisition, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +3.75%	4.13	12/17/2027	28,569	[d,f]	28,405
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	128,237	[d]	127,503
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	203,176	[d]	202,414
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	125,600	[d]	125,851
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.18	4/12/2026	195,477	[d]	190,836
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	7.15	11/28/2022	283,410	[d]	267,823
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	360,322	[d]	360,924
				3,677,392
Semiconductors & Semiconductor Equipment - .5%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%	4.50	6/30/2024	408,937	[d]	343,633
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%	6.00	4/30/2026	674,119	[d]	644,626
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%	3.84	8/27/2025	256,187	[d]	257,040
				1,245,299
Technology Hardware & Equipment - .6%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.84	2/27/2025	172,330	[d]	171,517
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	727,477	[d]	730,660
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	147,961	[d]	148,609
Everi Payments, Term Loan, 3 Month LIBOR +10.50%	11.50	5/9/2024	282,352	[d]	295,058
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.15	8/20/2025	202,118	[d]	199,003
				1,544,847
Telecommunication Services - .7%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	451,304	[d]	452,552
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	263,201	[d]	263,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 43.3% (continued)
Telecommunication Services - .7% (continued)
Crown Subsea Communications, Initial Term Loan, 3 Month LIBOR +5.00%	5.75	4/27/2027	323,393	[d]	326,356
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	162,845	[d]	158,906
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	35,252	[d]	35,370
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	423,009	[d]	414,618
				1,651,662
Utilities - .3%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	109,319	[d]	109,388
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	246,743	[d]	221,051
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	274,265	[d]	274,484
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	170,764	[d]	166,522
				771,445
Total Floating Rate Loan Interests (cost $108,490,570)			111,090,910
Description			Shares		Value ($)
Common Stocks - .4%
Information Technology - .4%
Skillsoft (cost $1,109,481)			104,668	[h]	1,030,980

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
SPDR Blackstone Senior Loan ETF (cost $443,884)			9,610		444,847
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 7.5%
Registered Investment Companies - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,337,756)	0.05		19,337,756	[i]	19,337,756
Total Investments (cost $334,517,332)			137.3%	352,413,301
Liabilities, Less Cash and Receivables			(37.3%)	(95,795,461)
Net Assets			100.0%	256,617,840

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SONIA—Sterling Overnight Index Average

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $201,605,822 or 78.56% of net assets.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Collateralized Loan Obligations Equity Positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g The fund held Level 3 securities at June 30, 2021. These securities were valued at $3,842,647 or 1.5% of net assets.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	119,246,760	-	119,246,760
Corporate Bonds	-	101,262,048	-	101,262,048
Equity Securities – Common Stocks	1,030,980	-	-	1,030,980
Exchange-Traded Funds	444,847	-	-	444,847
Floating Rate Loan Interests	-	107,248,263	3,842,647	111,090,910
Investment Companies	19,337,756	-	-	19,337,756
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,662,970	-	2,662,970
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(294,720)	-	(294,720)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
Euro	11,000,000	United States Dollar	13,339,750	7/19/2021	(291,331)
United States Dollar	110,790,119	Euro	91,430,000	7/19/2021	2,334,031
British Pound	450,000	United States Dollar	625,932	7/30/2021	(3,389)
United States Dollar	3,742,464	British Pound	2,680,000	7/30/2021	34,872
United States Dollar	13,768,487	British Pound	9,800,000	7/19/2021	211,363
United States Dollar	12,908,877	Euro	10,810,000	7/30/2021	82,704
Gross Unrealized Appreciation					2,662,970
Gross Unrealized Depreciation					(294,720)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2021, accumulated net unrealized appreciation on investments was $17,895,969, consisting of $18,509,821 gross unrealized appreciation and $613,852 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.